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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] Amendment Number : ____________

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON              August 14, 2008
-------------------------------   ----------------------   ---------------------
(Signature)                       (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      40
Form 13F Information Table Value Total: 501,590 (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
          --------           --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             TITLE        CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Berkshire Hathaway Inc Del   CL A            084670108  25,555         210 SH          SOLE                    210
Biovail Corp                 COM             09067J109  28,217   2,887,200 SH          SOLE              2,887,200
Chunghwa Telecom Co Ltd      SPON ADR NEW    17133Q304   4,178     163,409 SH          SOLE                163,409
Consolidated Tomoka Ld Co    COM             210226106     263       6,210 SH          SOLE                  6,210
Cryptologic Limited          SHS             G3159C109     364      25,000 SH          SOLE                 25,000
Dish Network Corp            CL A            25470M109   1,475      50,000 SH          SOLE                 50,000
Expressjet Holdings Inc      NOTE 4.250% 8/0 30218UAB4   3,477   5,000,000 PRN         SOLE              5,000,000
Flagstone Reinsurance Hldgs  SHS             G3529T105  35,646   3,000,000 SH          SOLE              3,000,000
Gannett Inc                  COM             364730101   5,897     270,000 SH          SOLE                270,000
Hutchison Telecomm Intl Ltd  SPONSORED ADR   44841T107     428      20,000 SH          SOLE                 20,000
IDT Corp                     CL B            448947309     539     314,800 SH          SOLE                314,800
Jetblue Airways Corp         DBCV 3.750% 3/1 477143AC5   1,610   2,500,000 PRN         SOLE              2,500,000
King Pharmaceuticals Inc     COM             495582108  82,420   7,811,100 SH          SOLE              7,811,100
K-Swiss Inc                  CL A            482686102   7,003     472,720 SH          SOLE                472,720
Level 3 Communications Inc   NOTE 2.875% 7/1 52729NBA7   1,710   1,950,000 PRN         SOLE              1,950,000
Level 3 Communications Inc   NOTE 6.000% 3/1 52729NAS9  29,327  31,300,000 PRN         SOLE             31,300,000
Level 3 Communications Inc   NOTE 6.000% 9/1 52729NAG5  13,079  13,523,000 PRN         SOLE             13,523,000
Mannkind Corp                COM             56400P201   1,327     438,989 SH          SOLE                438,989
Media Gen Inc                CL A            584404107  24,714   2,052,117 SH          SOLE              2,052,117
Natuzzi S P A                ADR             63905A101     231      72,000 SH          SOLE                 72,000
Office Depot Inc             COM             676220106  10,717     972,053 SH          SOLE                972,053
Overstock Com Inc Del        COM             690370101  58,051   2,219,709 SH          SOLE              2,219,709
Overstock Com Inc Del        NOTE 3.750%12/0 690370AB7   6,620   9,120,000 PRN         SOLE              9,120,000
Penn Treaty Amern Corp       COM NEW         707874400     488     100,000 SH          SOLE                100,000
Pinnacle Airl Corp           NOTE 3.250% 2/1 723443AB3   3,275   5,000,000 PRN         SOLE              5,000,000
Qwest Communications Intl In COM             749121109   7,921   2,000,000 SH          SOLE              2,000,000
RCN Corp                     COM NEW         749361200  18,479   1,700,884 SH          SOLE              1,700,884
Rewards Network Inc          SDCV 3.250%10/1 761557AA5   3,666   3,750,000 PRN         SOLE              3,750,000
Ryanair Hldgs Plc            SPONSORED ADR   783513104   1,011      35,000 SH          SOLE                 35,000
Sanofi Aventis               SPONSORED ADR   80105N105  17,414     520,000 SH          SOLE                520,000
Sears Hldgs Corp             COM             812350106  18,759     252,700 SH          SOLE                252,700
SK Telecom Ltd               SPONSORED ADR   78440P108   3,558     170,000 SH          SOLE                170,000
Sprint Nextel Corp           COM SER 1       852061100   6,985     729,544 SH          SOLE                729,544
Sun-Times Media Group Inc    COM             86688Q100   1,245   2,522,100 SH          SOLE              2,522,100
Telecom Corp New Zealand Ltd SPONSORED ADR   879278208   1,549     113,777 SH          SOLE                113,777
McClatchy Co                 CL A            579489105  19,485   2,851,679 SH          SOLE              2,851,679
Utah Med Prods Inc           COM             917488108   1,760      61,070 SH          SOLE                 61,070
UTStarcom Inc                COM             918076100  28,004   5,080,000 SH          SOLE              5,080,000
Watson Pharmaceuticals Inc   COM             942683103  24,792     905,400 SH          SOLE                905,400
Westwood One Inc             COM             961815107     351     280,600 SH          SOLE                280,600
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